CERTAIN BALANCE SHEET COMPONENTS (Details 3) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
2025 (three months remaining)	$ 22	$ 87
2026	82	82
2027	64	64
2028	63	63
2029	63	63
Thereafter	237	237
Total	$ 531	$ 596	$ 684